Segment, Geographic and Other Revenue Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Selected Income Statement Information by Segment

The following table provides selected income statement information by reportable segment:
	Revenues			R&D Expenses			Earnings(a)			Depreciation & Amortization(b)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
(MILLIONS OF DOLLARS)	2012	2011(c)	2010	2012	2011(c)	2010	2012	2011(c)	2010	2012	2011(c)	2010
Reportable Segments:
Primary Care(d)	$15,558	$22,670	$23,328	$1,009	$1,307	$1,473	$9,613	$15,001	$15,773	$244	$247	$201
Specialty Care and Oncology	15,461	16,568	16,435	1,401	1,561	1,624	10,499	10,789	10,571	406	419	432
Established Products and Emerging Markets(e)	20,195	18,509	18,760	403	441	452	11,218	9,417	10,100	410	422	418
Total reportable segments	51,214	57,747	58,523	2,813	3,309	3,549	31,330	35,207	36,444	1,060	1,088	1,051
Other operating segments(f)	7,511	7,212	6,323	693	425	428	1,919	2,009	1,565	245	232	197
Other business activities(g)	261	300	319	2,838	3,340	3,711	(2,891)	(3,343)	(3,735)	116	153	197
Reconciling Items:
Corporate(h)	—	—	—	971	1,292	1,551	(6,240)	(7,410)	(7,966)	485	540	617
Purchase accounting adjustments(i)	—	—	—	(3)	(2)	149	(4,957)	(6,753)	(8,136)	5,022	5,525	5,436
Acquisition-related costs(j)	—	—	—	6	23	34	(967)	(1,979)	(3,926)	283	624	781
Certain significant items(k)	—	—	—	522	654	18	(5,324)	(4,347)	(3,565)	300	611	—
Other unallocated(l)	—	—	—	30	33	43	(790)	(1,080)	(1,210)	100	134	120
	$58,986	$65,259	$65,165	$7,870	$9,074	$9,483	$12,080	$12,304	$9,471	$7,611	$8,907	$8,399

(a)	Income from continuing operations before provision for taxes on income.

(b)	Certain production facilities are shared. Deprecation is allocated based on estimates of physical production.

(c)	For 2011, includes King commencing on the acquisition date of January 31, 2011.

(d)
Revenues and Earnings from the Primary Care segment decreased for 2012 as compared to the prior year, and earnings as a percentage of revenues also declined, primarily due to the loss of exclusivity of Lipitor in most major markets, and the subsequent shift in the reporting of Lipitor in those major markets to the Established Products business unit.

(e)
Revenues and Earnings from the Established Products and Emerging Markets segment increased in 2012 as compared to the prior year, primarily due to additional products losing exclusivity and moving to the Established Products unit and increased operational sales in emerging markets, partially offset by unfavorable foreign exchange. Earnings as a percentage of revenue increased due to the change in the mix of products.

(f)
Includes the Animal Health operating segment and the Consumer Healthcare operating segment. In 2012, higher R&D expenses and lower Earnings reflect the Consumer Healthcare acquisition of the over-the-counter (OTC) rights for Nexium (see Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisitions).

(g)
Other business activities includes the revenues and operating results of Pfizer CentreSource, our contract manufacturing and bulk pharmaceutical chemical sales operation, and the research and development costs managed by our Worldwide Research and Development organization and our Pfizer Medical organization.

(h)
Corporate for R&D expenses includes, among other things, administration expenses and compensation expenses associated with our research and development activities and for Earnings includes, among other things, administration expenses, interest income/(expense) and certain compensation and other costs not charged to our operating segments.

(i)	Purchase accounting adjustments include certain charges related to the fair value adjustments to inventory, intangible assets and property, plant and equipment.

(j)
Acquisition-related costs can include costs associated with acquiring, integrating and restructuring newly acquired businesses, such as transaction costs, integration costs, restructuring charges and additional depreciation associated with asset restructuring (see Note 3. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives for additional information).

(k)	Certain significant items are substantive, unusual items that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis.
For Earnings in 2012, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.9 billion, (ii) charges for certain legal matters of $2.2 billion, (iii) certain asset impairment charges of $884 million, (iv) costs associated with the separation of Zoetis of $325 million and (v) other charges of $36 million (see Note 3. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives and Note 4. Other Deductions––Net for additional information).
For Earnings in 2011, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $2.5 billion, (ii) certain asset impairment charges of $856 million, (iii) charges for certain legal matters of $822 million, (iv) other charges of $101 million and (v) costs associated with the separation of Zoetis of $35 million (see Note 3. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives and Note 4. Other Deductions––Net for additional information).
For Earnings in 2010, certain significant items includes: (i) certain asset impairment charges of $1.8 billion, (ii) charges for certain legal matters of $1.7 billion, (iii) inventory write-off of $212 million and (iv) other income of $102 million (see Note 3. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives and Note 4. Other Deductions––Net for additional information).
For R&D in all periods presented, certain significant items primarily reflect additional depreciation––asset restructuring and implementation costs.

(l)	Includes overhead expenses associated with our manufacturing and commercial operations not directly attributable to an operating segment

Schedule of Revenues by Geographic Region

The following table provides revenues by geographic area:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2012	2011(a)	2010
Revenues
United States	$23,086	$26,933	$28,855
Developed Europe(b)	13,375	16,099	16,156
Developed Rest of World(c)	10,554	10,975	9,891
Emerging Markets(d)	11,971	11,252	10,263
Revenues	$58,986	$65,259	$65,165

(a)	For 2011, includes King commencing on the acquisition date of January 31, 2011.

(b)
Developed Europe region includes the following markets: Western Europe, Finland and the Scandinavian countries. Revenues denominated in euros were $10 billion, $12 billion and $12 billion for 2012, 2011 and 2010, respectively.

(c)	Developed Rest of World region includes the following markets: Australia, Canada, Japan, New Zealand and South Korea.

(d)
Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, the Middle East, Eastern Europe, Africa, Turkey and Central Europe

Schedule of Long-Lived Assets by Geographic Region
.

Long-lived assets by geographic region follow:
	As of December 31,
(MILLIONS OF DOLLARS)	2012	2011	2010
Property, plant and equipment, net
United States	$7,262	$7,893	$8,508
Developed Europe(a)	5,121	5,866	7,000
Developed Rest of World(b)	847	903	853
Emerging Markets(c)	1,231	1,259	1,246
Property, plant and equipment, net	$14,461	$15,921	$17,607

(a)	Developed Europe region includes the following markets: Western Europe, Finland and the Scandinavian countries.

(b)	Developed Rest of World region includes the following markets: Australia, Canada, Japan, New Zealand, and South Korea.

(c)	Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Middle East, Africa, Central and Eastern Europe and Turke

Schedule of Significant Product Revenues

The following table provides revenues by product:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2012	2011(a)	2010
Revenues from biopharmaceutical products:
Lyrica	$4,158	$3,693	$3,063
Lipitor(b)	3,948	9,577	10,733
Enbrel (Outside the U.S. and Canada)	3,737	3,666	3,274
Prevnar 13/Prevenar 13	3,718	3,657	2,416
Celebrex	2,719	2,523	2,374
Viagra	2,051	1,981	1,928
Norvasc	1,349	1,445	1,506
Zyvox	1,345	1,283	1,176
Sutent	1,236	1,187	1,066
Premarin family	1,073	1,013	1,040
Genotropin	832	889	885
Xalatan/Xalacom	806	1,250	1,749
BeneFIX	775	693	643
Detrol/Detrol LA	761	883	1,013
Vfend	754	747	825
Chantix/Champix	670	720	755
Pristiq	630	577	466
ReFacto AF/Xyntha	584	506	404
Zoloft	541	573	532
Revatio	534	535	481
Medrol	523	510	455
Zosyn/Tazocin	484	636	952
Zithromax/Zmax	435	453	415
Effexor	425	678	1,718
Prevnar/Prevenar (7-valent)	399	488	1,253
Fragmin	381	382	341
Relpax	368	341	323
Rapamune	346	372	388
Cardura	338	380	413
Tygacil	335	298	324
Aricept(c)	326	450	454
Xanax XR	274	306	307
BMP2	263	340	400
Sulperazon	262	218	213
Diflucan	259	265	278
Caduet	258	538	527
Neurontin	235	289	322
Dalacin/Cleocin	232	192	214
Unasyn	228	231	244
Metaxalone/Skelaxin(d)	223	203	—
Inspra	214	195	157
Toviaz	207	187	137
Somavert	197	183	157
Alliance revenues(e)	3,492	3,630	4,084
All other biopharmaceutical products(f)	8,289	8,584	8,118
Total revenues from biopharmaceutical products	51,214	57,747	58,523
Revenues from other products:
Animal Health	4,299	4,184	3,575
Consumer Healthcare	3,212	3,028	2,748
Other(g)	261	300	319
Revenues	$58,986	$65,259	$65,165

(a)	For 2011, includes King commencing on the acquisition date of January 31, 2011.

(b)
Lipitor lost exclusivity in the U.S. in November 2011 and various other major markets in 2011 and 2012. This loss of exclusivity reduced branded worldwide revenues by $5.6 billion in 2012, in comparison with 2011, and reduced branded worldwide revenues by $1.2 billion in 2011, in comparison with 2010.

(c)	Represents direct sales under license agreement with Eisai Co., Ltd.

(d)	Legacy King product.

(e)	Includes Enbrel (in the U.S. and Canada), Spiriva, Rebif, Aricept and Exforge.

(f)	Includes sales of generic atorvastatin.

(g)	Includes revenues generated primarily from Pfizer CentreSource, our contract manufacturing and bulk pharmaceutical chemical sales organization.